Income Taxes - Summary of Expected Tax Expense (Benefit) Based on the U.S. Federal Statutory Rate is Reconciled with the Actual Tax Provision (Benefit) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U. S. federal statutory rate	$ (11,582,000)	$ (10,449,000)
State taxes, net of federal benefit	(199,000)
Permanent differences
Permanent differences- Non-cash loss on extinguishment of debt		9,122,000
Permanent differences- Change in fair value of derivative liabilities	9,477,000
Permanent differences- Write off of net operating loss	3,591,000
Permanent differences- Other permanent differences	12,000	62,000
Change in valuation allowance	(1,645,000)	1,265,000
Other	346,000
Income tax provision (benefit)	$ 0	$ 0